BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Disclosure of detailed information about foreign exchange rates used [Table Text Block]	Rand/USD Year-end rate: R15.2099 (2018 R14.6883) Year average rate: R14.3314 (2018 R12.9572) CAD/USD Year-end rate: C$1.3295 (2018 C$1.3055) Year average rate: C$1.3255 (2018 C$1.2776)
Disclosure of detailed information about estimated useful lives of property, plant and equipment [Table Text Block]	Mining equipment 2 - 22 years Vehicles 3 - 5 years Computer equipment and software 3 - 5 years Furniture and fixtures 5 years